Liability for Employee Severance Benefits	12 Months Ended
Dec. 31, 2012
Liability for Employee Severance Benefits [Abstract]
Liability for Employee Severance Benefits
Note 13 - Liability for Employee Severance Benefits

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances.

1.
The liability in respect of most of its employees is discharged by participating in a defined contribution pension plan and making regular deposits with a pension fund or by individual insurance policies. The liability deposited with the pension fund is based on salary components as prescribed in the existing labor agreement.  The custody and management of the amounts so deposited are independent of the companies and accordingly such amounts funded (included in expenses on an accrual basis) and related liabilities are not reflected in the balance sheet.

2.	The liability for severance pay which is not covered by the contribution plan amounted to $710 and $652 as of December 31, 2012 and 2011, respectively.

3.	Severance pay expenses were $1,104, $1,073, and $895 in 2012, 2011 and 2010, respectively.